Deferred Initial Public Offering (“IPO”) Costs	12 Months Ended
Sep. 30, 2025
Deferred Initial Public Offering Ipo Costs
Deferred Initial Public Offering (“IPO”) Costs

7. Deferred Initial Public Offering (“IPO”) Costs

As of September 30, 2025 and 2024, deferred IPO costs, consisted of the following:

	As of September 30,
	2025	2024
Financial advisory fee	$-	$143,425
Legal service fee	-	340,698
Valuation service fee	-	23,060
Miscellaneous expenses	-	50,000
Total deferred IPO costs	$-	$557,183

On July 16, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of September 30, 2024 amounted to $557,183, together with other IPO costs incurred during the year ended September 30, 2025, totaling $2,688,050, were charged to shareholder’s equity under additional paid-in capital.